CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS UNAUDITED - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
NET LOSS	$ (270,344)	$ (536,398)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	(395,675)	1
COMPREHENSIVE LOSS	$ (666,018)	$ (536,397)